Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2021
Registrant Name	LAUDUS TRUST
Entity Central Index Key	0000832545
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2021
Document Effective Date	Jul. 28, 2021
Prospectus Date	Jul. 28, 2021
Laudus® U.S. Large Cap Growth Fund | Laudus U.S. Large Cap Growth Fund
Prospectus:
Trading Symbol	LGILX